NOTE 27: MANAGEMENT OF CAPITAL (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Note 21 Management Of Capital
Deficit	$ (5,490,401)	$ (3,514,913)	$ (2,996,220)	$ (4,806,862)
Notes payable	708,361	969,891		760,715
Convertible debentures payable	0	427,320	274,466	1,835,225
Convertible notes payable	200,530	192,717	$ 0	$ 0
Current portion of loans payable	992,070	761,711
Loans payable	1,140,157	0
Gross	(2,449,283)	(1,163,274)
Less: cash	(4,889,824)	(179,153)
Net	$ (7,339,107)	$ (1,342,427)